Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment
15.1	Property, plant, and equipment as of December 31, 2017 and 2016:

	Balance as of
Classes of Property, Plant and Equipment, Net	12-31-2017	12-31-2016
	ThCh$	ThCh$
Construction in progress	554,424,935	588,700,578
Land	52,063,679	51,342,724
Buildings	9,029,526	9,703,906
Plant and equipment	2,117,017,034	2,033,720,809
Fixtures and fittings	37,160,396	24,007,331
Finance leases	18,508,931	19,363,189
Property, plant and equipment, net	2,788,204,501	2,726,838,537

	Balance as of
Classes of Property, Plant and Equipment, Gross	12-31-2017	12-31-2016
	ThCh$	ThCh$
Construction in progress	554,424,935	588,700,578
Land	52,063,679	51,342,724
Buildings	22,251,858	22,458,889
Plant and equipment	4,666,169,339	4,481,701,141
Fixtures and fittings	104,888,965	87,281,446
Finance leases	28,760,031	28,760,031
Property, plant and equipment, gross	5,428,558,807	5,260,244,809

	Balance as of
Classes of Accumulated Depreciation and Impairment of Property, Plant and	12-31-2017	12-31-2016
Equipment	ThCh$	ThCh$
Buildings	(13,222,332)	(12,754,983)
Plant and equipment	(2,549,152,305)	(2,447,980,332)
Fixtures and fittings	(67,728,569)	(63,274,115)
Finance leases	(10,251,100)	(9,396,842)
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(2,640,354,306)	(2,533,406,272)

Summary of Changes in Property Plant and Equipment, Net
15.2	The detail of, and changes in, property, plant, and equipment, net for the years December 31, 2017, 2016 and 2015 are as follows:

							Other Property,	Property,
		Construction in	Land	Buildings, Net	Plant and	Fixtures and	Plant and	Plant and
	Changes in the year ended December 31, 2017	Progress			Equipment, Net	Fittings, Net	Equipment under	Equipment,
							Finance Leases, Net	Net
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2017		588,700,578	51,342,724	9,703,906	2,033,720,809	24,007,331	19,363,189	2,726,838,537
	Increases other than those from business combinations	203,401,391	-	-	-	58,944	-	203,460,335
	Increase (decrease) from net foreign exchange differences	(101,444)	(25,624)	(44,699)	(336,622)	253,596	-	(254,793)
	Depreciation	-	-	(629,681)	(110,391,381)	(2,327,975)	(854,258)	(114,203,295)
	Impairment losses recognized in profit or loss	-	-	-	-	-	-	-
	Increases (decreases) from transfers and other changes	(207,314,070)	776,932	-	191,406,850	15,130,288	-	-
Change	Increases (decreases) from transfers from construction in process	(207,314,070)	776,932	-	191,406,850	15,130,288	-	-
	Increases (decreases) from transfers	-	-	-	-	-	-	-
	Disposals and withdrawals from service	(30,261,520)	(30,353)	-	2,617,378	38,212	-	(27,636,283)
	Disposals	(5,099,800)	(30,353)	-	(453,882)	38,212	-	(5,545,823)
	Write-offs (*)	(25,106,557)	-	-	(1,269,597)	-	-	(26,376,154)
	Other increases/decreases	(55,163)	-	-	4,340,857	-	-	4,285,694
	Total changes	(34,275,643)	720,955	(674,380)	83,296,225	13,153,065	(854,258)	61,365,964
Closing balance as of December 31, 2017		554,424,935	52,063,679	9,029,526	2,117,017,034	37,160,396	18,508,931	2,788,204,501

(*)	See Note 15.7.8 and 28.

							Other Property,	Property,
		Construction in	Land	Buildings, Net	Plant and	Fixtures and	Plant and	Plant and
	Changes in the year ended December 31, 2016	Progress			Equipment, Net	Fittings, Net	Equipment under	Equipment,
							Finance Leases, Net	Net
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2016		511,700,683	51,375,538	10,394,207	2,109,572,014	26,457,203	20,217,447	2,729,717,092
	Increases other than those from business combinations	189,236,636	-	-	-	22,459	-	189,259,095
	Increase (decrease) from net foreign exchange differences	(186,893)	(32,814)	(59,699)	(361,199)	(153,858)	-	(794,463)
	Depreciation (*)	-	-	(630,602)	(126,106,763)	(2,805,910)	(854,258)	(130,397,533)
	Impairment losses recognized in profit or loss (*) (**)	(30,785,531)	-	-	-	-	-	(30,785,531)
	Increases (decreases) from transfers and other changes	(34,679,145)	-	-	34,183,229	495,916	-	-
Change	Increases (decreases) from transfers		-	-	-	-	-	-
	Increases (decreases) from transfers from construction in process	(34,679,145)	-	-	34,183,229	495,916	-	-
	Disposals and withdrawls from services	(34,061,865)	-	-	-	(8,479)	-	(34,070,344)
	Write-offs (**)	(34,061,865)	-	-	-	(8,479)	-	(34,070,344)
	Other increases/decreases	(12,523,307)	-	-	16,433,528	-	-	3,910,221
	Total changes	76,999,895	(32,814)	(690,301)	(75,851,205)	(2,449,872)	(854,258)	(2,878,555)
Closing balance as of December 31, 2016		588,700,578	51,342,724	9,703,906	2,033,720,809	24,007,331	19,363,189	2,726,838,537

(*) See Note 15.7.8 and 15.7.10.

(**) See Note 15.7.9 and 15.7.10.

Schedule of Future Lease Payments Finance Leases

The present value of future lease payments derived from these finance leases is as follows:

	12-31-2017			12-31-2016
		Unearned	Present		Unearned	Present
	Gross	Interest	Value	Gross	Interest	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	2,459,000	659,212	1,799,788	2,677,880	837,513	1,840,367
From one to five years	9,836,000	1,244,808	8,591,192	10,711,520	1,763,191	8,948,329
More than five years	4,377,544	159,610	4,217,934	7,445,079	484,128	6,960,951
Total (*)	16,672,544	2,063,630	14,608,914	20,834,479	3,084,832	17,749,647

Schedule of Total Future Lease Payments

As of December 31, 2017 and 2016 the total future lease payments under these contracts are as follows:

	Balance as of
	12-31-2017	12-31-2016
	ThCh$	ThCh$
Less than one year	2,399,014	2,392,325
From one to five years	3,331,037	4,890,854
More than five years	754,503	818,537
Total	6,484,554	8,101,716